Financial Obligations (Details)					1 Months Ended	12 Months Ended
	Aug. 06, 2021	Jul. 01, 2021	Jan. 08, 2019	Feb. 01, 2013	Nov. 26, 2018	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Financial Obligations (Details) [Line Items]
Short-term promissory, description		On July 1, 2021, the Company acquired two medium-term notes with Banco de Credito del Peru S.A. for S/110,000,000 each, with a maturity date of December 23, 2022 and an effective annual interest rate of 1.55 percent.
Description of senior notes			the issuance of senior notes in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.	Consequently, on February 1, 2013, the Company issued Senior Bonds with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000).	the Company acquired senior notes for an amount of US$168,388,000. Consequently, the senior notes balance in US dollars was US$131,162,000, in periods 2018, 2019, 2020 and 2021. To finance this acquisition, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issue of senior notes in Soles in January 2019, as explained bellow.	the Company’s Management considers that it was not necessary to continue with all of the derivative financial instruments to hedge those liabilities. For this reason, during December 2018, the Company settled US$150,000,000 of a total of US$300,000,000. The loss obtained from this settlement amounted to S/34,887,000, which was presented in cumulative net loss on settlement of derivative financial instruments caption from consolidated statement of profit and loss for the year ended December 31, 2018.
Description of financial covenants ratio						The financial covenants related to the Senior Notes issued in US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the senior notes will activate the following covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements: -The fixed charge covenant ratio would be at least 2.5 to 1. -The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1. As of December 31, 2021 and 2020, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/63,333,000 and S/60,857,000 respectively, see note 26.
Description of Medium-term Corporate Loan under	the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that will allow the payment of all the financial obligations that the Company maintains with maturity until February 2023 and will be disbursed based on the maturity of each of these obligations. The first disbursement amounts to S/159,000,000, was made in January 2022 and was used to pay the loan mentioned in section (b). The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which is estimated for February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.As part of the loan conditions, the Company would assume the following obligations: I.Comply with the following financial safeguards: a.Debt Ratio (Financial Debt / EBITDA) <= 3.50x b.Debt Service Coverage Ratio (FCSD / SD)> = 1.15x c.Debt Service Coverage Ratio (EBITDA / SD) = 1.50x These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of consolidated financial statements of the Company for the last 12 months, prepared in accordance with International Financial Reporting Standards - IFRS.
Due on January 2022 [Member]
Financial Obligations (Details) [Line Items]
Company loans | S/						S/ 79,500,000
Percent of annual effective interest rate						2.62%	2.62%	2.62%
Due on July 2022 [Member]
Financial Obligations (Details) [Line Items]
Percent of annual effective interest rate						1.80%	1.80%
Company maintains loans | $							$ 18,000,000